PIMCO Funds

Supplement dated March 3, 2023 to the

International Bond Funds Prospectus (the “Prospectus”)

dated August 1, 2022, as supplemented from time to time

Disclosure Related to the PIMCO Emerging Markets Currency and Short-Term Investments Fund and PIMCO Emerging Markets Local Currency and Bond Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO Emerging Markets Currency and Short-Term Investments Fund’s portfolio is jointly and primarily managed by Pramol Dhawan and Michael Davidson. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Emerging Markets Currency and Short-Term Investments Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Pramol Dhawan and Michael Davidson. Mr. Dhawan is a Managing Director of PIMCO and Mr. Davidson is a Senior Vice President of PIMCO. Mr. Dhawan has managed the Fund since October 2016 and Mr. Davidson has managed the Fund since October 2020.

Effective immediately, the PIMCO Emerging Markets Local Currency and Bond Fund’s portfolio is jointly and primarily managed by Pramol Dhawan and Michael Davidson. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Emerging Markets Local Currency and Bond Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Pramol Dhawan and Michael Davidson. Mr. Dhawan is a Managing Director of PIMCO and Mr. Davidson is a Senior Vice President of PIMCO. Mr. Dhawan has managed the Fund since October 2016 and Mr. Davidson has managed the Fund since March 2020.

In addition, effective immediately, disclosure concerning each Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Local Currency and Bond PIMCO Emerging Markets Currency and Short-Term Investments	Michael Davidson	3/20 10/20

Senior Vice President, PIMCO. Mr. Davidson is a portfolio manager in the emerging markets group. He focuses on Eastern Europe, the Middle East and Africa and helps to manage local markets portfolios. Prior to joining PIMCO in 2017, Mr. Davidson worked as an emerging markets trader at HSBC and Barclays. He has trading and portfolio management experience since 2007 and holds an undergraduate degree in philosophy, politics and economics from St Catherine’s College, University of Oxford.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO Emerging Markets
Currency and Short-Term
Investments

PIMCO Emerging Markets Bond

PIMCO Emerging Markets Full Spectrum Bond

PIMCO Emerging Markets Local Currency and Bond

PIMCO Global Advantage® Strategy Bond

	Pramol Dhawan	10/16 6/19 5/17 10/16 8/17

Managing Director, PIMCO. Mr. Dhawan is a portfolio manager in the New York office. Prior to joining PIMCO in 2013, he was a managing director and head of emerging markets trading for Americas for Société Générale in New York. He was previously based in London where he headed the Central and Eastern Europe emerging markets team for the firm. Additionally, he was a management consultant at Accenture. He has investment experience since 2004 and holds an MBA with a specialization in finance from the Anderson School of Management at the University of California, Los Angeles and an undergraduate degree in computer science and management studies from the University of Nottingham.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_030323

PIMCO Funds

Supplement dated March 3, 2023 to the

Statement of Additional Information (the “SAI”)

dated August 1, 2022, as supplemented from time to time

Disclosure Related to the PIMCO Emerging Markets Currency and Short-Term Investments Fund and PIMCO Emerging Markets Local Currency and Bond Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO Emerging Markets Currency and Short-Term Investments Fund and the PIMCO Emerging Markets Local Currency and Bond Fund’s portfolios are jointly and primarily managed by Pramol Dhawan and Michael Davidson. Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective March 3, 2023, the PIMCO Emerging Markets Currency and Short-Term Investments Fund and the PIMCO Emerging Markets Local Currency and Bond Fund are jointly and primarily managed by Pramol Dhawan and Michael Davidson.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

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